Long term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long term debt	Long-term debt

	Note	December 31, 2021	December 31, 2020
			Note 22
Credit Facility	8(a)	$110,000	$220,000
Convertible debentures	8(b)	129,750	55,000
Mortgages	8(e)	30,000	21,206
Financing obligations	8(c)	47,945	50,923
Promissory notes	8(d)	13,210	12,726
Unamortized deferred financing costs	8(f)	(5,178)	(2,196)
		$325,727	$357,659
Less: current portion of long-term debt		(19,693)	(16,263)
		$306,034	$341,396
The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2021 are: $19.7 million in 2022, $20.3 million in 2023, $128.4 million in 2024, $5.9 million in 2025 and $156.6 million in 2026 and thereafter.
a) Credit Facility
On September 29, 2021, the Company entered into an Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate that allows borrowing under the revolving loan to $325.0 million with the ability to increase the maximum borrowings by $50.0 million, subject to certain conditions. The amended agreement extended the facility maturity from October 8, 2023 to October 8, 2024, with an option to extend on an annual basis, subject to certain conditions. The Credit Facility permits finance lease obligations to a limit of $150.0 million and certain other borrowings outstanding to a limit of $20.0 million. In the amended agreement, the permitted amount of $150.0 million was expanded to include guarantees provided by the Company to a permitted joint venture, provided that value of such obligations shall not exceed the permitted amount.
As at December 31, 2021, there was $33.9 million (December 31, 2020 - $0.9 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $181.1 million (December 31, 2020 - $104.1 million). As at December 31, 2021, there was an additional $28.6 million in borrowing availability under finance lease obligations (December 31, 2020 - $29.6 million). Borrowing availability under finance lease obligations considers the current and long-term portion of finance lease obligations and financing obligations, including the finance lease obligations for the joint venture that the Company guarantees.
The Credit Facility has two financial covenants that must be tested quarterly on a trailing four-quarter basis. As at December 31, 2021, the Company was in compliance with its financial covenants.
•The first covenant is the Senior Leverage Ratio which is Bank Senior Debt plus outstanding letters of credit compared to Bank EBITDA less NACG Acheson Ltd. rental revenue.
◦"Bank Senior Debt" is defined as the Company's long-term debt, finance leases and outstanding letters of credit, excluding Convertible Debentures, deferred financing costs, mortgages related to NACG Acheson Ltd. and debt related to investment in affiliates and joint ventures.
◦"Bank EBITDA" is defined as earnings before interest, taxes, depreciation and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, and certain other non-cash items included in the calculation of net income.
◦The Senior Leverage Ratio must be less than or equal to 3.0:1. In the event the Company enters into a material acquisition, the maximum allowable Senior Leverage Ratio would include a step up of 0.50x for four quarters following the acquisition.
•The second covenant is the Fixed Charge Coverage Ratio which is defined as Bank EBITDA less cash taxes compared to Fixed Charges.
◦"Fixed Charges" is defined as cash interest, scheduled payments on debt, unfunded cash distributions by the Company and unfunded capital expenditures.
◦The Fixed Charge Coverage Ratio is to be maintained at a ratio greater than 1.15:1.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Canadian bankers’ acceptance rate or London interbank offered rate ("LIBOR") (all such terms as used or defined in the Credit Facility), plus applicable margins. Effective December 31, 2021, LIBOR will be discontinued for future contracts; however, it will be available and published until June 2023 for contracts entered before 2022. During the transition, the Company will either have the option to use LIBOR until June 2023 or to choose an alternative rate like Secured Overnight Financing Rate ("SOFR"). The Company is also subject to non-refundable standby fees, 0.40% to 0.75% depending on the Company's Total Debt to Bank EBITDA Ratio. Total debt ("Total Debt") is defined in the Credit Facility as long-term debt including finance leases and letters of credit, excluding convertible debentures, deferred financing costs, the mortgage related to NACG Acheson Ltd., and other non-recourse debt. The Credit Facility is secured by a first priority lien on all of the Company's existing and after-acquired property excluding the Company's first securities interests on the Business Development Bank of Canada ("BDC") mortgage.
On December 3, 2021, the Company entered into an agreement with a financial institution to provide guarantee on a revolving equipment lease credit facility of $45.0 million for Mikisew North American Limited Partnership, an affiliate of the Company. This equipment lease credit facility will allow MNALP to avail the credit through a lease agreement and/or equipment finance contract with appropriate supporting documents. As at December 31, 2021, the available balance on this facility was $28.1 million. At this time, there have been no instances or indication that payments will not be made by MNALP. Therefore, no liability has been recorded.
b) Convertible debentures

	December 31, 2021	December 31, 2020
5.50% convertible debentures	$74,750	$—
5.00% convertible debentures	55,000	55,000
	$129,750	$55,000
On June 1, 2021, the Company issued $65,000 aggregate principal amount of 5.50% convertible unsecured subordinated debentures. On June 4, 2021, the underwriters exercised the over-allotment option, in full, purchasing an additional $9,750 aggregate principal amount of 5.50% convertible unsecured subordinated debentures.
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.75	$40.4040	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691
Interest on the 5.50% convertible debentures is payable semi-annually in arrears on June 30 and December 31 of each year, commencing on December 31, 2021. Interest on the 5.00% convertible debentures is payable semi-annually on March 31 and September 30 of each year.
The 5.50% convertible debentures are not redeemable prior to June 30, 2024, except under certain exceptional circumstances. The 5.50% convertible debentures may be redeemed at the option of the Company, in whole or in part, at any time on or after June 30, 2024 at a redemption price equal to the principal amount provided that the market price of the common shares is at least 125% of the conversion price; and on or after June 30, 2026 at a redemption price equal to the principal amount. In each case, the Company will pay accrued and unpaid interest on the debentures redeemed to the redemption date.
The 5.00% convertible debentures are redeemable under certain conditions after a change in control has occurred. If a change in control occurs, the Company is required to offer to purchase all of the 5.00% convertible debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase.
During the year ended December 31, 2021, the Company realized a gain of $7,071 (unrealized gain for the year ended December 31, 2020 of $4,334) on the swap agreement related to the 5.50% convertible debentures that were issued in 2017 and redeemed through issuance of 4,583,655 common shares in April 2020. This swap agreement was completed on September 30, 2021 and the derivative financial instrument recorded on the Consolidated Balance Sheet was extinguished at that time.
c) Financing obligations
During the year ended December 31, 2021, the Company recorded new financing obligations of $11,700. The financing contract expires on February 9, 2026. The Company is required to make monthly payments over the life of the contract with an annual interest rate of 2.23%. The financing obligations are secured by the corresponding property, plant and equipment.
d) Promissory note
During the year ended December 31, 2021, the Company recorded a new equipment promissory note of $4,300. The contract expires on August 5, 2025. The Company is required to make monthly payments over the life of the contract with an annual interest rate of 4.20%. The promissory note is secured by the corresponding property, plant and equipment. The Company also acquired a new promissory note of $370 upon acquisition of DGI (note 12).The contract expires in November 2023 and bears interest at 2.90%. During the year ended December 31, 2021, the Company made payments of $4,185 towards promissory notes.
e) Mortgage
On October 28, 2021, the Company entered into an updated mortgage agreement with BDC which increased the mortgage amount from $21.1 million to $30.0 million. The updated mortgage includes additional loan of $7.0 million for a building expansion and a $1.9 million cash advance. The mortgage has a maturity date of November 1, 2046 and bears variable interest at BDC's floating base rate of 5.60% minus a variance of 2.20%, equal to 3.40%.
f) Deferred financing costs

	December 31, 2021	December 31, 2020
Cost	$6,351	$2,784
Accumulated amortization	1,173	588
	$5,178	$2,196
During the year ended December 31, 2021, the Company recognized accelerated amortization of $1,064 due to the early conversion of convertible debentures.